Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
General Discussion Of Derivative Instruments And Hedging Activities [Abstract]
Maturity Value of Capital Expenditure Cash Flow Hedge Losses	$ 3
(Gain)/loss on non-hedge derivatives	(97)	585
Derivative Instruments Gain Loss Recognized In Income Ineffective Portion And Amount Excluded From Effectiveness Testing Net	0	0
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	(199)	(1,277)
Realized	0	1,914
Non-hedge derivative (gain)/loss and movement on bonds	(199)	637
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Non hedge accounted assets	0		1
Nonhedge accounted liabilities	(78)		(176)
Derivative Assets Current	0		1
Derivative Liabilities, Noncurrent	(78)		(176)
Derivative Assets	0		1
Derivative Liabilities	(78)		(176)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Gain (Loss) recognized in accumulated other comprehensive income (effective portion)	0	0
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	0	52
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net [Abstract]
Amount of (gain)/loss recognized in income (ineffective portion)	0	0
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1	(3)	(55)
Changes in fair value and other movements recognized - before tax	0	0
Reclassification adjustments - before tax	0	52
Reclassification adjustments - after tax	0	20
Accumulated other comprehensive income as of September 30	(3)	(3)
Net Cumulative Loss In Respect Of Cash Flow Hedges, net of tax	(2)	(2)	(2)	(22)
Changes in fair value and other movements recognized - after tax	0	0
Credit Risk Derivatives [Abstract]
Maximum Potential Future Exposure On Credit Risk Derivatives	182
Fair Value Concentration Of Risk Derivative Financial Instruments Liabilities	0
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	1,075	1,338	575	1,100
Short-term debt	(45)		(133)
Short-term debt at fair value	(2)		(2)
Long-term debt	(1,688)		(1,730)
Long-term debt at fair value	(769)		(872)
Marketable equity securites - available for sale	90		124
Marketable debt securities - held to maturity	8		13
Non-marketable assets - held to maturity	2		2
Non-marketable debt securities - held to maturity	84		89
Carrying Reported Amount Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	1,075		575
Restricted cash	60		43
Short-term debt	(45)		(133)
Short-term debt at fair value	(2)		(2)
Long-term debt	(1,688)		(1,730)
Long-term debt at fair value	(769)		(872)
Derivatives	(78)		(175)
Marketable equity securites - available for sale	90		124
Marketable debt securities - held to maturity	8		13
Non-marketable assets - held to maturity	2		2
Non-marketable debt securities - held to maturity	84		89
Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	1,075		575
Restricted cash	60		43
Short-term debt	(45)		(133)
Short-term debt at fair value	(2)		(2)
Long-term debt	(1,824)		(2,059)
Long-term debt at fair value	(769)		(872)
Derivatives	(78)		(175)
Marketable equity securites - available for sale	90		124
Marketable debt securities - held to maturity	10		14
Non-marketable assets - held to maturity	2		2
Non-marketable debt securities - held to maturity	84		89
Gold [Member]
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1		(52)
Changes in fair value and other movements recognized - before tax		0
Reclassification adjustments - before tax		52
Accumulated other comprehensive income as of September 30		0
Capital Additions [Member]
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1	(3)	(3)
Changes in fair value and other movements recognized - before tax	0	0
Reclassification adjustments - before tax	0	0
Accumulated other comprehensive income as of September 30	(3)	(3)
Forward Contracts [Member] | Commodity [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Gain (Loss) recognized in accumulated other comprehensive income (effective portion)	0	0
Option [Member] | Convertible Debt [Member] | Derivative Liabilities, Noncurrent [Member]
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Nonhedge accounted liabilities	(78)		(176)
Derivative Liabilities, Noncurrent	(78)		(176)
Warrant [Member] | Equity [Member] | Derivative Assets, Current [Member]
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Non hedge accounted assets	0		1
Derivative Assets Current	0		1
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Forward Contracts [Member] | Commodity [Member]
General Discussion Of Derivative Instruments And Hedging Activities [Abstract]
Derivative Instruments Gain Loss Recognized In Income Ineffective Portion And Amount Excluded From Effectiveness Testing Net	0	0
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	0	150
Realized	0	336
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net [Abstract]
Amount of (gain)/loss recognized in income (ineffective portion)	0	0
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Forward Contracts [Member] | Currency [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Realized	0	11
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Interest Rate Swap [Member] | Gold [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	0	(13)
Realized	0	15
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Option [Member] | Commodity [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	0	(1,430)
Realized	0	1,555
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Option [Member] | Currency [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Realized	0	(3)
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Option [Member] | Convertible Debt [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	(98)	(40)
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Warrant [Member] | Equity [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	1	4
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Fair Value Adjustments On Hedges And Derivative Contracts [Member] | Mandatory Convertible Bonds [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	(102)	52
Product Sales [Member] | Forward Contracts [Member] | Commodity [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	$ 0	$ 52